Segment information - Summary of Operating Results of Reportable Segments (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) product_area	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of operating segments [line items]
Number of product areas | product_area	5
Turnover	€ 60,761	€ 59,604	€ 60,073
Operating profit	9,400	9,758	10,755
Non-underlying items	1,779	173	(1,072)
Underlying operating profit	11,179	9,931	9,683
Share of net profit of joint ventures and associates	255	231	208
Within underlying operating profit:
Depreciation and amortisation	1,624	1,578	1,725
Share-based compensation and other non-cash charges	491	360	218
Within non-underlying items:
Impairment and other non-cash charges	551	(61)	607
Beauty & Wellbeing
Disclosure of operating segments [line items]
Turnover	13,157	12,466	12,250
Operating profit	1,970	2,209	2,154
Non-underlying items	582	122	138
Underlying operating profit	2,552	2,331	2,292
Share of net profit of joint ventures and associates	3	1	1
Within underlying operating profit:
Depreciation and amortisation	271	257	282
Share-based compensation and other non-cash charges	111	73	43
Within non-underlying items:
Impairment and other non-cash charges	65	(6)	49
Personal Care
Disclosure of operating segments [line items]
Turnover	13,618	13,829	13,636
Operating profit	2,739	2,957	2,264
Non-underlying items	275	(165)	415
Underlying operating profit	3,014	2,792	2,679
Share of net profit of joint ventures and associates	5	3	3
Within underlying operating profit:
Depreciation and amortisation	362	328	350
Share-based compensation and other non-cash charges	113	87	55
Within non-underlying items:
Impairment and other non-cash charges	75	4	259
Home Care
Disclosure of operating segments [line items]
Turnover	12,352	12,181	12,401
Operating profit	1,521	1,419	1,064
Non-underlying items	264	77	280
Underlying operating profit	1,785	1,496	1,344
Share of net profit of joint ventures and associates	6	3	4
Within underlying operating profit:
Depreciation and amortisation	286	279	327
Share-based compensation and other non-cash charges	100	64	36
Within non-underlying items:
Impairment and other non-cash charges	195	(40)	152
Foods
Disclosure of operating segments [line items]
Turnover	13,352	13,204	13,898
Operating profit	2,599	2,413	4,497
Non-underlying items	248	47	(2,048)
Underlying operating profit	2,847	2,460	2,449
Share of net profit of joint ventures and associates	236	221	196
Within underlying operating profit:
Depreciation and amortisation	318	283	349
Share-based compensation and other non-cash charges	105	89	51
Within non-underlying items:
Impairment and other non-cash charges	105	(18)	87
Ice Cream
Disclosure of operating segments [line items]
Turnover	8,282	7,924	7,888
Operating profit	571	760	776
Non-underlying items	410	92	143
Underlying operating profit	981	852	919
Share of net profit of joint ventures and associates	5	3	4
Within underlying operating profit:
Depreciation and amortisation	387	431	417
Share-based compensation and other non-cash charges	62	47	33
Within non-underlying items:
Impairment and other non-cash charges	€ 111	€ (1)	€ 60